Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	4	13
Pre-Modification Outstanding Recorded Investment	$ 1,767	$ 17,968
Post-Modification Outstanding Recorded Investment	$ 1,492	$ 17,784
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	4	13
Pre-Modification Outstanding Recorded Investment	$ 1,767	$ 17,968
Post-Modification Outstanding Recorded Investment	$ 1,492	$ 17,784
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	2	5
Pre-Modification Outstanding Recorded Investment	$ 421	$ 4,221
Post-Modification Outstanding Recorded Investment	$ 421	$ 4,187
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	1	0
Pre-Modification Outstanding Recorded Investment	$ 976	$ 0
Post-Modification Outstanding Recorded Investment	$ 960	$ 0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	5
Pre-Modification Outstanding Recorded Investment	$ 1,397	$ 4,221
Post-Modification Outstanding Recorded Investment	$ 1,381	$ 4,187
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	309	354
Pre-Modification Outstanding Recorded Investment	$ 27,078	$ 26,606
Post-Modification Outstanding Recorded Investment	$ 27,514	$ 26,224
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	151	426
Pre-Modification Outstanding Recorded Investment	$ 10,050	$ 30,400
Post-Modification Outstanding Recorded Investment	$ 9,958	$ 30,104
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	460	780
Pre-Modification Outstanding Recorded Investment	$ 37,128	$ 57,006
Post-Modification Outstanding Recorded Investment	$ 37,472	$ 56,328
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	34	49
Pre-Modification Outstanding Recorded Investment	$ 9,362	$ 18,716
Post-Modification Outstanding Recorded Investment	$ 8,879	$ 19,184
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	64	50
Pre-Modification Outstanding Recorded Investment	$ 327	$ 233
Post-Modification Outstanding Recorded Investment	$ 315	$ 221
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number | number	565	897
Pre-Modification Outstanding Recorded Investment	$ 49,981	$ 98,144
Post-Modification Outstanding Recorded Investment	$ 49,539	$ 97,704